[HARDING LOEVNER FUNDS LETTERHEAD]

July 10, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Fund”)
File Nos. 333-09341, 811-7739
Post-Effective Amendment No. 26

Dear Sir or Madam:

This transmittal letter accompanies the filing on behalf of the Fund pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) in electronic format of Post-Effective Amendment (“PEA”) No. 26 to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed for the purpose of adding the Institutional Class of the Global Equity Portfolio to the Fund. Please note the disclosure pursuant to Rule 481(2) under the 1933 Act (“red herring” legend) is included on the cover of the Prospectus and the front page of the Statement of Additional Information for the Fund. Please address all comments regarding this filing to the undersigned at (617) 662-3969.

Sincerely,
/s/ Francine S. Hayes
Francine S. Hayes
Secretary